OTHER INCOME AND EXPENSE - Other expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other income and expense [abstract]
Personnel expenses	$ (3,231,916)	$ (3,022,161)	$ (2,856,843)
Taxes and fees	(1,158,819)	(1,084,329)	(1,201,718)
Insurance	(601,172)	(603,570)	(552,384)
Consultancy, audit and other fees	(558,448)	(514,704)	(515,116)
Maintenance and repairs	(413,492)	(358,325)	(367,532)
Amortization of intangible assets	(324,023)	(241,735)	(226,662)
Marketing	(316,053)	(262,535)	(223,326)
Depreciation right of use assets	(233,744)	(223,854)	(200,483)
Depreciation of tangible assets	(212,681)	(208,612)	(203,543)
Affiliation contributions and transfers	(191,949)	(169,707)	(152,528)
Leases (Rent)	(168,721)	(147,744)	(139,065)
Warehouse services	(136,547)	(141,585)	(140,202)
Outsourcing services	(111,702)	(76,231)	(72,720)
Transportation services	(102,898)	(102,740)	(93,216)
Losses due to claims	(94,475)	(87,912)	(83,294)
Cleaning and security services	(78,514)	(75,627)	(76,226)
Temporary services	(72,520)	(64,805)	(59,599)
Data processing	(71,725)	(75,941)	(73,519)
Donations expenses	(41,094)	(34,714)	(31,244)
Loss from sale of property, plant and equipment	(40,620)	(22,620)	(43,673)
Supplies and stationary	(33,638)	(37,649)	(50,425)
Adaptation and installation	(25,943)	(24,551)	(27,193)
Travel expenses	(24,139)	(20,029)	(18,383)
Derecognition of assets	(15,423)	(5,486)	(1,567)
Impairment losses other assets	(2,690)	(4,916)	(1,330)
Loss from sale of non-current assets held for sale	(2,537)	(2,064)	(250)
Other	(634,408)	(511,315)	(463,367)
Total other expense	$ (8,899,891)	$ (8,125,461)	$ (7,875,408)